SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Reconciliation of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Opening balance	$ (64,940,205)	$ (63,006,093)	$ (15,869,894)
Addition		(10,337,119)	$ (47,400,809)
Reversal	$ 4,799,411	$ 9,836,790
Write-off			$ 361,049
Effect of exchange rate change in foreign currency	$ 1,091,047	$ (1,433,783)	(96,439)
Ending balance	$ (59,049,747)	$ (64,940,205)	$ (63,006,093)